Deferred Revenue and Customer Deposits (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Revenue and Customer Deposits [Abstract]
Deferred revenue and customer deposits
	June 30,	December 31,
	2012	2011
Mexico territory license, non-refundable payment from a company for a six-month period ending February 28, 2011	$150,000	$150,000
China territory license, exclusive 5 year license, expiring June 28, 2015	466,660	466,660
Philippines, deposit on production unit	100,000	100,000
	716,660	716,660
Portion recognized	436,664	389,998
Deferred revenue and customer deposits	$279,996	$326,662